Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Service Class Shares C000222972 [Member] | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.12%	1.75%	2.43%
Service Class Shares C000222972 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.32%	0.29%	1.37%
Service Class Shares C000222972 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	1.86%	0.78%	1.54%
Service Class Shares C000222972 [Member] | Bloomberg Barclays Aggregate Bond Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Service Class Shares C000222968 [Member] | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.52%	3.14%	3.86%
Service Class Shares C000222968 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[3]	3.93%	1.33%	2.50%
Service Class Shares C000222968 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[4]	3.33%	1.75%	2.58%
Service Class Shares C000222968 [Member] | Bloomberg Barclays Aggregate Bond Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Service Class Shares C000222969 [Member] | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.24%	4.18%	4.28%
Service Class Shares C000222969 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[5]	6.39%	2.70%	2.98%
Service Class Shares C000222969 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[6]	4.34%	2.74%	2.91%
Service Class Shares C000222969 [Member] | S&P 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
Service Class Shares C000222971 [Member] | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.96%	5.77%	6.14%
Service Class Shares C000222971 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[7]	8.94%	3.64%	4.44%
Service Class Shares C000222971 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[8]	6.07%	3.76%	4.29%
Service Class Shares C000222971 [Member] | S&P 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
Service Class Shares C000222970 [Member] | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.07%	7.45%	7.33%
Service Class Shares C000222970 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[9]	11.18%	5.33%	5.56%
Service Class Shares C000222970 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[10]	7.42%	5.14%	5.25%
Service Class Shares C000222970 [Member] | S&P 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
Service Class Shares C000222967 [Member] | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.47%	8.16%	7.85%
Service Class Shares C000222967 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[11]	12.41%	6.36%	6.30%
Service Class Shares C000222967 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[12]	8.61%	5.84%	5.75%
Service Class Shares C000222967 [Member] | S&P 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
R4 Class Shares C000229455 [Member] | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.77%	1.38%	2.14%
R4 Class Shares C000229455 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[13]	1.17%	0.10%	1.23%
R4 Class Shares C000229455 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[14]	1.65%	0.57%	1.36%
R4 Class Shares C000229455 [Member] | Bloomberg Barclays Aggregate Bond Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
R4 Class Shares C000229451 [Member] | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.17%	2.73%	3.52%
R4 Class Shares C000229451 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[15]	3.76%	1.08%	2.28%
R4 Class Shares C000229451 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[16]	3.11%	1.50%	2.35%
R4 Class Shares C000229451 [Member] | Bloomberg Barclays Aggregate Bond Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
R4 Class Shares C000229452 [Member] | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.84%	3.84%	3.99%
R4 Class Shares C000229452 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[17]	6.17%	2.55%	2.83%
R4 Class Shares C000229452 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[18]	4.09%	2.55%	2.72%
R4 Class Shares C000229452 [Member] | S&P 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
R4 Class Shares C000229454 [Member] | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.50%	5.38%	5.79%
R4 Class Shares C000229454 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[19]	8.64%	3.38%	4.19%
R4 Class Shares C000229454 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[20]	5.77%	3.51%	4.05%
R4 Class Shares C000229454 [Member] | S&P 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
R4 Class Shares C000229453 [Member] | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.69%	7.06%	6.98%
R4 Class Shares C000229453 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[21]	10.99%	5.10%	5.33%
R4 Class Shares C000229453 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[22]	7.19%	4.90%	5.01%
R4 Class Shares C000229453 [Member] | S&P 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
R4 Class Shares C000229450 [Member] | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.00%	7.75%	7.48%
R4 Class Shares C000229450 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[23]	12.08%	6.07%	6.03%
R4 Class Shares C000229450 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[24]	8.28%	5.55%	5.48%
R4 Class Shares C000229450 [Member] | S&P 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[6]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[7]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[8]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[9]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[10]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[11]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[12]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[13]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[14]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[15]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[16]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[17]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[18]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[19]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[20]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[21]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[22]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[23]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[24]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.